UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: September 30
Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

John Hancock MUTUAL FUNDS

# John Hancock International Growth Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

International Growth Equity Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 99.4%		$30,815,361

(Cost $28,334,508)

Argentina 1.0%		313,582

MercadoLibre, Inc. (L)	2,910	313,582

Australia 3.3%		1,030,919

BHP Billiton, Ltd.	19,770	569,677
CSL, Ltd.	8,190	461,242

Brazil 3.1%		971,400

BR Malls Participacoes SA	19,520	174,524
Cosan SA Industria e Comercio	15,070	290,412
Mills Estruturas e Servicos de Engenharia SA	17,127	232,111
Tim Participacoes SA	74,930	274,353

Canada 7.4%		2,303,195

Canadian Pacific Railway, Ltd.	4,330	525,059
Enbridge, Inc.	9,100	382,534
Franco-Nevada Corp.	6,320	226,066
Intact Financial Corp.	5,500	309,855
Lululemon Athletica, Inc. (I)(L)	5,320	348,566
Suncor Energy, Inc.	17,340	511,115

China 1.2%		360,481

Want Want China Holdings, Ltd.	256,660	360,481

Denmark 1.0%		311,375

Novo Nordisk AS, Class B	2,000	311,375

France 6.2%		1,920,417

Danone SA	6,800	510,005
L'Oreal SA	3,430	560,811
Sanofi	3,361	346,375
Schneider Electric SA	6,980	503,226

Germany 6.8%		2,093,086

BASF SE	4,980	444,780
Bayer AG	5,554	592,094
GEA Group AG	15,440	546,012
Linde AG	2,740	510,200

Hong Kong 3.0%		921,551

AIA Group, Ltd.	114,149	479,719
Beijing Enterprises Holdings, Ltd.	48,060	345,326
Yuexiu Transport Infrastructure, Ltd.	191,410	96,506

Ireland 2.4%		756,227

Covidien PLC	5,220	328,025
Experian PLC	24,688	428,202

Italy 1.7%		535,349

Salvatore Ferragamo Italia SpA	17,187	535,349

Japan 12.9%		3,993,637

FANUC Corp.	3,490	506,075
Hitachi, Ltd.	62,540	401,739
Honda Motor Company, Ltd.	13,960	518,760
Japan Tobacco, Inc.	13,380	472,896

1

International Growth Equity Fund
As of 6-30-13 (Unaudited)

	Shares	Value
Japan (continued)

Komatsu, Ltd.	19,800	$457,839
Mitsui Fudosan Company, Ltd.	13,830	406,835
Murata Manufacturing Company, Ltd.	5,030	382,947
Toyota Motor Corp.	14,020	846,546

Macau 0.5%		150,344

Wynn Macau, Ltd.	55,829	150,344

Malaysia 0.8%		232,134

UEM Sunrise BHD	237,733	232,134

Mexico 2.9%		901,598

Arca Continental SAB de CV	42,019	322,079
Cemex SAB de CV (I)	288,540	305,966
Concentradora Fibra Hotelera Mexicana SA de CV	137,120	273,553

Netherlands 3.2%		990,737

Unilever NV	14,670	575,458
Yandex NV, Class A (I)	15,030	415,279

Norway 1.3%		414,202

Petroleum Geo-Services ASA	34,090	414,202

Panama 1.3%		398,605

Copa Holdings SA, Class A	3,040	398,605

Philippines 1.0%		317,898

Metro Pacific Investments Corp.	252,194	30,648
Metropolitan Bank & Trust Company	112,540	287,250

Russia 1.0%		294,580

Magnit OJSC, GDR	5,150	294,580

Singapore 0.9%		275,864

Avago Technologies, Ltd.	7,380	275,864

Spain 1.5%		472,440

Inditex SA	3,830	472,440

Sweden 4.6%		1,416,685

Assa Abloy AB, Series B	11,700	456,105
Swedbank AB, Class A	22,591	515,590
Telefonaktiebolaget LM Ericsson, B Shares	39,250	444,990

Switzerland 13.2%		4,104,680

Cie Financiere Richemont SA	5,530	485,101
Credit Suisse Group AG (I)	17,588	466,305
Nestle SA	16,254	1,063,114
Roche Holdings AG	4,860	1,204,232
STMicroelectronics NV (L)	44,305	396,212
Wolseley PLC	10,581	489,716

United Kingdom 16.8%		5,201,938

BG Group PLC	27,760	473,780
British American Tobacco PLC	11,430	586,969
BT Group PLC	128,770	602,597
Diageo PLC	21,780	624,721
GlaxoSmithKline PLC	28,860	721,985
HSBC Holdings PLC	38,010	393,901

2

International Growth Equity Fund
As of 6-30-13 (Unaudited)

		Shares	Value
United Kingdom (continued)

InterContinental Hotels Group PLC		17,213	$473,711
Rexam PLC		63,260	457,946
Rolls-Royce Holdings PLC (I)		23,330	403,665
Rolls-Royce Holdings PLC, C Shares (I)		2,500,400	3,803
SABMiller PLC (I)		9,536	458,860

United States 0.4%			132,437

Valeant Pharmaceuticals International, Inc. (I)		1,536	132,437

	Yield (%)	Shares	Value

Securities Lending Collateral 2.8%			$886,116

(Cost $886,161)

John Hancock Collateral Investment Trust (W)	0.2234(Y)	88,549	886,116

Short-Term Investments 1.4%			$424,733

(Cost $424,733)

Money Market Funds 1.4%			424,733

State Street Institutional Treasury Plus Money Market Fund	0.0000(Y)	424,733	424,733

Total investments (Cost $29,645,402)† 103.6%			$32,126,210

Other assets and liabilities, net (3.6%)			($1,118,557)

Total net assets 100.0%			$31,007,653

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $856,462.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $30,365,117. Net unrealized appreciation aggregated $1,761,093, of which $2,532,660 related to appreciated investment securities and $771,567 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 6-30-13:

Consumer Staples	18.8%
Industrials	17.4%
Health Care	13.2%
Consumer Discretionary	12.4%
Financials	11.5%
Information Technology	8.5%
Materials	8.1%
Energy	6.7%
Telecommunication Services	2.8%
Short-Term Investments & Other	0.6%

Total	100.0%

3

International Growth Equity Fund
As of 6-30-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/13	Price	Inputs	Inputs
Common Stocks
Argentina	$313,582	$313,582	—	—
Australia	1,030,919	—	$1,030,919	—
Brazil	971,400	971,400	—	—
Canada	2,303,195	2,303,195	—	—
China	360,481	—	360,481	—
Denmark	311,375	—	311,375	—
France	1,920,417	—	1,920,417	—
Germany	2,093,086	—	2,093,086	—
Hong Kong	921,551	—	921,551	—
Ireland	756,227	328,025	428,202	—
Italy	535,349	—	535,349	—
Japan	3,993,637	—	3,993,637	—
Macau	150,344	—	150,344	—
Malaysia	232,134	—	232,134	—
Mexico	901,598	628,045	273,553	—
Netherlands	990,737	415,279	575,458	—
Norway	414,202	—	414,202	—
Panama	398,605	398,605	—	—

4

International Growth Equity Fund
As of 6-30-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/13	Price	Inputs	Inputs
Philippines	$317,898	—	$317,898	—
Russia	294,580	—	294,580	—
Singapore	275,864	275,864	—	—
Spain	472,440	—	472,440	—
Sweden	1,416,685	—	1,416,685	—
Switzerland	4,104,680	—	4,104,680	—
United Kingdom	5,201,938	—	5,201,938	—
United States	132,437	132,437	—	—
Securities Lending Collateral	886,116	886,116	—	—
Short-Term Investments
Money Market Funds	424,733	424,733	—	—

Total Investments in Securities	$32,126,210	$7,077,281	$25,048,929	—

For additional information on the significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

5

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:** | **Express mail:** |
| **Phone** | | |

This report is for the information of the shareholders of John Hancock International Growth Equity Fund.

420Q3 6/13
8/13

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President

Date: August 20, 2013

/s/ Charles A. Rizzo
________________________________
Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2013